Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Tax Contingency [Line Items]
U.S.					$ (4,540,094)	$ (4,001,206)	$ (3,258,355)
Canadian					(464,990)	(1,026,520)	405,203
Other foreign					(24,764)	8,846	46,923
Loss Before Income Tax	$ (1,352,527)	$ (1,103,677)	$ (2,752,473)	$ (2,588,549)	$ (5,029,848)	$ (5,018,880)	$ (2,806,229)